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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period:   03/31/10
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                           ELFUN INTERNATIONAL EQUITY

   SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                         NUMBER OF
                                                          SHARES        VALUE
-------------------------------------------------------------------------------
COMMON STOCK - 98.1% +
-------------------------------------------------------------------------------

AUSTRALIA - 2.3%
Brambles Ltd.                                              721,754    $   4,876
Paladin Energy Ltd.                                        450,514        1,633  (a)
Telstra Corporation Ltd.                                   124,459          342
                                                                          6,851

BRAZIL - 2.7%
Banco Santander Brasil S.A.                                206,500        2,543
Petroleo Brasileiro S.A. ADR                                62,638        2,480
Vale S.A. ADR                                              113,023        3,138
                                                                          8,161

CANADA - 3.9%
Kinross Gold Corp.                                          46,561          797
Potash Corp of Saskatchewan Inc.                            49,053        5,864
Research In Motion Ltd.                                     45,402        3,367  (a)
Suncor Energy Inc.                                          53,093        1,728
                                                                         11,756

CHILE - 0.4%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)      29,564        1,105

CHINA - 0.8%
China Mobile Ltd.                                           78,691          757
China South Locomotive and Rolling Stock Corp.           2,151,155        1,676
                                                                          2,433

DENMARK - 1.1%
A P Moller - Maersk A/S  (Series B)                            342        2,611
G4S PLC                                                    199,968          796
                                                                          3,407

FINLAND - 0.5%
Nokia Oyj                                                   94,996        1,482  (a)

FRANCE - 13.0%
AXA S.A.                                                   111,906        2,494
BNP Paribas                                                 98,506        7,579
Cie Generale d'Optique Essilor International S.A.           79,572        5,090
Credit Agricole S.A.                                       242,178        4,247
European Aeronautic Defence and Space Company N.V.          82,940        1,672
Groupe Danone                                               32,002        1,931
Schneider Electric S.A.                                     22,062        2,592
Total S.A.                                                  82,934        4,823

Veolia Environnement                                        64,739        2,250
Vinci S.A.                                                  40,330        2,381
Vivendi                                                    142,256        3,814
                                                                         38,873

GERMANY - 9.9%
Adidas AG                                                   52,838        2,831
Bayer AG                                                    64,169        4,348
Daimler AG (Regd.)                                          44,287        2,089
Deutsche Boerse AG                                          59,622        4,427
E.ON AG                                                     29,025        1,074
Linde AG                                                    36,058        4,310
Metro AG                                                    41,974        2,494
Siemens AG (Regd.)                                          67,972        6,820
ThyssenKrupp AG                                             39,041        1,345
                                                                         29,738

HONG KONG - 1.3%
Esprit Holdings Ltd.                                       508,446        4,014

INDIA - 0.3%
Larsen & Toubro Ltd.                                        26,667          969

IRELAND - 0.8%
CRH PLC                                                     97,882        2,448

ITALY - 3.4%
ENI S.p.A.                                                 115,655        2,718
Intesa Sanpaolo S.p.A.                                     570,438        2,128  (a)
Saipem S.p.A.                                               23,841          924
UniCredit S.p.A                                          1,481,490        4,385
                                                                         10,155

JAPAN - 16.1%
Daikin Industries Ltd.                                      34,000        1,392
Mitsubishi Corp.                                            98,000        2,570
Mitsubishi Estate Company Ltd.                             179,946        2,946
Mitsubishi Heavy Industries Ltd.                           383,000        1,586
Mitsubishi UFJ Financial Group Inc.                      1,172,069        6,146
Nomura Holdings Inc.                                     1,165,112        8,591
Shiseido Company Ltd.                                       32,430          705
Sony Financial Holdings Inc.                                 1,011        3,322  (a)
Sumitomo Metal Industries Ltd.                           1,906,923        5,775
Sumitomo Mitsui Financial Group Inc.                        26,539          878
Suzuki Motor Corp.                                         169,031        3,732
Taiyo Nippon Sanso Corp.                                   159,000        1,555
The Bank of Yokohama Ltd.                                  473,007        2,318
Toyota Motor Corp.                                          55,182        2,212
Unicharm Corp.                                               1,676          162
Yamada Denki Company Ltd.                                   56,440        4,168
                                                                         48,058

MEXICO - 0.3%
America Movil SAB de C.V. ADR (Series L)                    19,675          990

NETHERLANDS - 3.0%
Heineken N.V.                                               37,792        1,946

Koninklijke Ahold N.V.                                     142,870        1,908
Koninklijke Philips Electronics N.V.                       154,909        4,976
                                                                          8,830

RUSSIA - 0.5%
Mobile Telesystems OJSC ADR                                 25,474        1,414

SOUTH AFRICA - 0.9%
MTN Group Ltd.                                             173,927        2,652

SOUTH KOREA - 2.1%
KB Financial Group Inc.                                     38,453        1,856
Samsung Electronics Company Ltd.                             6,190        4,475
                                                                          6,331

SPAIN - 3.3%
Banco Santander S.A. (Regd.)                               435,782        5,802  (h)
Iberdrola S.A.                                             208,092        1,767
Telefonica S.A.                                             95,400        2,264
                                                                          9,833

SWEDEN - 0.9%
Hennes & Mauritz AB (Series B)                              20,229        1,319
Telefonaktiebolaget LM Ericsson  (Series B)                128,899        1,363
                                                                          2,682

SWITZERLAND - 10.1%
ABB Ltd. (Regd.)                                           103,563        2,266  (a)
Credit Suisse Group AG (Regd.)                              71,150        3,674
Nestle S.A. (Regd.)                                        171,665        8,807
Novartis AG (Regd.)                                         59,569        3,223  (a)
Roche Holding AG                                            42,621        6,924  (a)
Syngenta AG                                                 11,032        3,069
Zurich Financial Services AG                                 9,131        2,345
                                                                         30,308

TAIWAN - 1.9%
Delta Electronics, Inc.                                    235,345          745
Taiwan Semiconductor Manufacturing Company Ltd.          2,239,400        4,337
Taiwan Semiconductor Manufacturing Company Ltd. ADR         65,506          687
                                                                          5,769

UNITED KINGDOM - 18.6%
BG Group PLC                                               189,902        3,285
BHP Billiton PLC                                           189,998        6,513  (h)
BP PLC                                                     326,006        3,083
G4S PLC                                                    439,486        1,743
HSBC Holdings PLC                                          666,568        6,754
Lloyds Banking Group PLC                                 4,473,849        4,260
National Grid PLC                                          391,820        3,813
Prudential PLC                                             458,791        3,810
Reckitt Benckiser Group PLC                                110,920        6,086
Rio Tinto PLC (Regd.)                                      124,184        7,356
Tesco PLC                                                  653,836        4,319
The Capita Group PLC                                       192,817        2,213
Vodafone Group PLC                                       1,077,878        2,485
                                                                         55,720

TOTAL COMMON STOCK                                                      293,979
   (COST $277,566)

-------------------------------------------------------------------------------
PREFERRED STOCK - 0.8%
-------------------------------------------------------------------------------

Fresenius SE                                                13,269        1,004
Volkswagen AG                                                9,127          839
Volkswagen AG                                                5,671          499  (a)

TOTAL PREFERRED STOCK                                                     2,342
   (COST $2,240)

--------------------------------------------------------------------------------
RIGHTS - 0.0%*
--------------------------------------------------------------------------------

Volkswagen AG                                                9,127            6  (a)
   (COST $0)

--------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
--------------------------------------------------------------------------------

GEI Investment Fund                                                         101  (k)
   (COST $122)

TOTAL INVESTMENTS IN SECURITIES                                         296,428
   (COST $279,928)

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.2%
--------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
   0.00%                                                                    457  (d,k)
   (COST $457)

TOTAL INVESTMENTS                                                       296,885
   (COST $280,385)

OTHER ASSETS AND LIABILITIES, NET - 0.9%                                  2,629
                                                                      ----------
NET ASSETS  - 100.0%                                                  $ 299,514
                                                                      ==========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun International Equity had the following short futures contracts open at March 31, 2010 (unaudited):

                                              NUMBER OF   CURRENT NOTIONAL     UNREALIZED
       DESCRIPTION          EXPIRATION DATE   CONTRACTS        VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------
DJ Stoxx 50 Index Futures      June 2010          34          $ (1,312)          $ (5)
FTSE 100 Index Futures         June 2010           8              (681)            (2)
Topix Index Futures            June 2010           5              (523)           (27)
                                                                                 ----
                                                                                 $ (34)
                                                                                 =====

The Elfun International Equity was invested in the following categories at March 31, 2010 (unaudited):

INDUSTRY                                         PERCENTAGE (BASED ON MARKET VALUE)
-----------------------------------------------------------------------------------
Commercial Banks                                            16.47%
Metals & Mining                                              8.40%
Oil, Gas & Consumable Fuels                                  6.65%
Chemicals                                                    5.36%
Pharmaceuticals                                              4.88%
Capital Markets                                              4.13%
Insurance                                                    4.03%
Industrial Conglomerates                                     3.97%
Food Products                                                3.62%
Semiconductors & Semiconductor Equipment                     3.20%
Specialty Retail                                             3.20%
Automobiles                                                  3.16%
Food & Staples Retailing                                     2.94%
Wireless Telecommunication Services                          2.80%
Commercial Services & Supplies                               2.50%
Household Products                                           2.10%
Communications Equipment                                     2.09%
Healthcare Equipment & Supplies                              2.05%
Multi-Utilities                                              2.04%
Electrical Equipment                                         1.64%
Diversified Financial Services                               1.49%
Media                                                        1.28%
Construction & Engineering                                   1.13%
Machinery                                                    1.10%
Real Estate Management & Development                         0.99%
Electric Utilities                                           0.96%
Textiles Apparel & Luxury Goods                              0.95%
Diversified Telecommunication Services                       0.88%
Marine                                                       0.88%
Trading Companies & Distributors                             0.87%
Construction Materials                                       0.82%
Professional Services                                        0.75%
Beverages                                                    0.66%
Aerospace & Defense                                          0.56%
Building Products                                            0.47%
Energy Equipment & Services                                  0.31%
Electronic Equipment, Instruments & Components               0.25%
Personal Products                                            0.24%
                                                            ------
                                                            99.82%
                                                            ------

SHORT-TERM AND OTHER INVESTMENTS                 PERCENTAGE (BASED ON MARKET VALUE)
-----------------------------------------------------------------------------------
Short-Term                                                    0.15%
Other Investments                                             0.03%
                                                            ------
                                                              0.18%
                                                            ------

                                                            ------
                                                            100.00%
                                                            ======


NOTES TO SCHEDULES OF INVESTMENTS (dollars in thousands) - March 31, 2010 (unaudited)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $7,312; $1,475; $44,212 and $5,859 or 3.26%, 0.08%, 12.80% and 2.56% of the
     net assets of the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2010.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2010 (as a percentage of net assets) as follows:

         AMBAC    8.83%

         AGM      8.34%

(o)  Securities in default

(p) Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) Illiquid Securities. At March 31, 2010, these securities amounted to $1,048 and $157 or 0.30% and 0.07% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

+    Percentages are based on net assets as of March 31, 2010.

*    Less than 0.1%

**   Amount is less than $1.00.

         Abbreviations:

ADR      American Depositary Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depositary Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security
TBA      To be announced

SECURITY VALUATION AND TRANSACTIONS

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE DISCLOSURE

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following table present the Funds' investments measured at fair value on a recurring basis at March 31, 2010:

ELFUN INTERNATIONAL EQUITY FUND

                               Level 1    Level 2   Level 3      Total
                              -----------------------------------------
Investments in Securities     $ 296,778    $ 101     $ --     $ 296,879
Other Financial Instruments         (33)      --       --           (33)

ELFUN FUNDS - INTERNATIONAL EQUITY FUND

FAIR VALUE MEASUREMENT

It is the policy of the Fund to value foreign equity securities with the assistance of an independent fair value pricing service whenever there is a significant event after the close of the primary markets in which these securities trade and before the close of regular trading on the New York Stock Exchange. When using a model-derived valuation whose inputs are observable or whose significant value drivers are observable, these investments of the Fund are transferred out of Level 1 and into Level 2. These investments would transfer out of Level 2 and back into Level 1 on the next day this fair value pricing service is not utilized. Transfers in and out of Levels 1 and 2 are considered to occur at the beginning of the period. On January 1, 2010, $275,949 was transferred out of Level 2 and back into Level 1 as a result of this accounting policy described above.

DERIVATIVES DISCLOSURE

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.


                           Asset Derivatives March 31, 2010                  Liability Derivatives March 31, 2010
                     --------------------------------------------  ------------------------------------------------------
Derivatives not
accounted for as                     Notional Value/                                          Notional Value/
hedging instruments     Balance      No. of Contracts                 Balance                No. of Contracts
under FASB ASC 815   Sheet Location    Long/(Short)    Fair Value  Sheet Location              Long/(Short)    Fair Value
                     --------------------------------------------  ------------------------------------------------------
ELFUN INTERNATIONAL FUND
-------------------------------------------------------------------------------------------------------------------------
Equity Contracts                                                   Payables, Net Assets -    (2,515,522)/(47)  (32,954)*
                                                                   Unrealized Appreciation/
                                                                   (Depreciation)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.





ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  June 01, 2010


By:   /S/EUNICE TSANG
      Eunice Tsang
      Treasurer, Elfun Funds

Date:  June 01, 2010